Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accrued Expenses and Other Current Liabilities

As at December 31, 2024 and 2023, this account consists of:

	2024	2023
	(in million pesos)
Accrued utilities and related expenses (Notes 24 and 27)	57,276	61,407
Contract liabilities and unearned revenues - current portion	10,442	10,689
Accrued employee benefits and other provisions (Note 27)	9,246	5,510
Accrued taxes and related expenses (Note 26)	3,907	5,943
Accrued interests and other related costs (Note 28)	2,426	2,157
Others	2,191	3,044
	85,488	88,750